Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Total current income tax expense	$ 17,775	$ 12,067	$ 6,897
Deferred:
Total deferred income tax expense	3,816	7,409	8,851
Income tax expense	21,591	19,476	15,748
Taiwan operations - based on statutory tax rate of 17% [Member]
Current:
Total current income tax expense	8,928	5,126	755
Deferred:
Total deferred income tax expense	3,633	6,593	9,789
Taiwan operations - 10% of surtax [Member]
Current:
Total current income tax expense	8,398	6,497	5,277
Deferred:
Total deferred income tax expense	186	853	(29)
Cayman Operations [Member]
Current:
Total current income tax expense	0	0	1
US operations [Member]
Current:
Total current income tax expense	83	156	162
Deferred:
Total deferred income tax expense	3	4	(998)
China Operations [Member]
Current:
Total current income tax expense	347	270	699
Deferred:
Total deferred income tax expense	(2)	(36)	89
Korea Operations [Member]
Current:
Total current income tax expense	12	11	3
Deferred:
Total deferred income tax expense	(4)	(5)	0
Japan Operations [Member]
Current:
Total current income tax expense	$ 7	$ 7	$ 0